Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 16. Related Party Transactions

On November 30, 2012, we distributed our Brake North America and Asia group to the shareholders of Holdings, the Company’s parent company and sole stockholder. The new organization is being led by the management team from the Company’s former Brake North America and Asia group, with oversight provided by a separate board of directors. The shareholders continued to market the Brake North America and Asia group for sale after the distribution.

Affinia and BPI entered into a transition services agreement (“TSA”) effective with the distribution on November 30, 2012. The TSA provides for certain administrative and other services and support to be provided by us to BPI and to be provided by BPI to us. Most of the transition services will expire during 2013 and we anticipate that we will begin distributing our chassis products during 2014. The TSAs and the distribution services were established as arm length transactions and are intended for the contracting parties to recover costs of the services. Additionally, BPI is temporarily providing distribution services for our chassis products. BPI charged us in the month of December 2012 less than $1 million for distribution services and transition services. Affinia charged BPI $2 million for transition services in the month of December 2012. As of December 31, 2012, we have accounts receivable of $1 million and accounts payable of $1 million related to the TSA.

Mr. John M. Riess, an Affinia Group Inc. Board member, is the parent of, J. Michael Riess, who is currently employed with Genuine Parts Company (NAPA) as president of a distribution facility. NAPA is the Company’s largest customer as a percentage of total net sales from continuing operations. NAPA accounted for 27%, 26% and 26% of our total net sales for the years ended December 31, 2010, 2011 and 2012, respectively.

In 2010, Mr. Zhang Haibo, 15% owner of Affinia Hong Kong Limited (“AHK”), loaned $1.4 million to AHK to facilitate the establishment of a new subsidiary, Affinia Qingdao Braking Systems Co. Ltd., a new friction company in China with the intention of manufacturing friction products and distributing these products in Asia and North America. AHK owns 100% of the subsidiary. The contribution agreement had not been finalized as of December 31, 2010, but the cash has been received by AHK, as such we have recorded the $1.4 million as related party debt. In 2011, the contribution agreement had been finalized and the related party debt had been transferred to accumulated paid-in capital.

In 2010, Mr. Zhang Haibo contributed $2.5 million to Affinia Hong Kong Limited (“AHK”) to facilitate the purchase of land use rights for a new filtration company in China with the intention of manufacturing and distributing filtration products principally in Asia. The contribution did not change the ownership percentage and as a consequence the noncontrolling interest did not change but property, plant and equipment did increase. In 2011, Mr. Zhang Haibo, 15% owner of AHK, contributed $0.9 million for funding to Longkou Wix Filtration Co. Ltd., a new filtration company in China with the intention of manufacturing filtration products and distributing these products in Asia and North America. AHK owns 100% of the subsidiary. During the third quarter of 2012, we purchased the remaining 15% ownership interest in Longkou Wix Filtration Co. Ltd.

Effective July 1, 2012, we, along with Affinia Group Holdings Inc. and Affinia Group Inc., entered into an amendment to the Advisory Agreement with Torque Capital Group LLC for services related to corporate strategy, finance, investments and such other services as we may request from time to time. Mr. Joseph E. Parzick, one of our directors, is a managing partner of Torque Capital Group LLC. The Advisory Agreement was amended to change the expiration date of the obligation to pay the quarterly fee from June 30, 2012 to March 31, 2013. Subsequently, in accordance with the terms of the Advisory Agreement, the Company terminated its obligation to pay the quarterly fee effective December 31, 2012. We have further agreed to pay a success fee of up to $3.0 million in the event Affinia Group Holdings Inc.’s shareholders realize a specified return on their investment on or before June 30, 2013 or, if a binding definitive agreement relating to a transaction is entered into prior to June 30, 2013, within six months of the execution of such agreement. The specified return with respect to this agreement is two times the amount of our shareholders’ original investment in us on the entire amount of such investment, subject, in the case of multiple transaction, to averaging of the transaction values.

Effective January 1, 2011, we, along with Affinia Group Holdings Inc. and Affinia Group Inc., entered into an Advisory Agreement with Cypress Advisors, Inc. for services related to corporate strategy, finance, investments and such other services as we may request from time to time. Mr. James A. Stern, one of our directors, is a managing director of Cypress Advisors, Inc. In connection with the Advisory Agreement, we, along with Affinia Group Holdings Inc. and Affinia Group Inc., have agreed to pay a quarterly fee of $100,000 for six calendar quarters expiring June 30, 2012, and have further agreed to pay a success fee of up to $2.0 million in the event Affinia Group Holdings Inc.’s shareholders realize a specified return on their investment on or before June 30, 2013 or, if a binding definitive agreement relating to a transaction is entered into prior to June 30, 2013, within six months of the execution of such agreement. The specified return with respect to this agreement is two times the amount of our shareholders’ original investment in us on the entire amount of such investment, subject, in the case of multiple transaction, to averaging of the transaction values.